CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
General administrative expense and others	$ (14,996,104)	$ (27,217,613)	$ (20,488,796)
Impairment on long-term investments	0	(1,600,000)	(29,189,836)
NET (LOSS) ATTRIBUTABLE TO AKSO'S SHAREHOLDERS	(16,851,064)	(34,826,989)	(71,198,379)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	1,454,336	3,942,157	(5,288,742)
COMPREHENSIVE (LOSS) ATTRIBUTABLE TO AKSO'S SHAREHOLDERS	(15,395,414)	(30,884,832)	(76,487,121)
Parent Company | Reportable Legal Entities
PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Equity in (loss) earnings of subsidiaries, VIEs and VIEs' subsidiaries	(13,721,974)	(28,512,556)	(35,994,910)
General administrative expense and others	(3,129,090)	(4,714,433)	(6,013,633)
Impairment on long-term investments		(1,600,000)	(29,189,836)
NET (LOSS) ATTRIBUTABLE TO AKSO'S SHAREHOLDERS	(16,851,064)	(34,826,989)	(71,198,379)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	1,454,319	3,942,157	(5,288,742)
COMPREHENSIVE (LOSS) ATTRIBUTABLE TO AKSO'S SHAREHOLDERS	$ (15,395,414)	$ (30,884,832)	$ (76,487,121)